Financial risk management (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Pre-payment facility	$ 2,000
Credit facility	10,000
Interest on credit facility	1,359
Convertible debenture	11,676
Interest on convertible debenture	415
Royalty payable	3,026
Metals contract liability	40,868
Silver contract liability	18,193	$ 0
Projected pension contributions	8,563
Decommissioning provision	19,762
Other long-term liabilities	1,658
Total	154,853
Trade and other payables	37,333	$ 22,960
Less than 1 year [Member]
Statement [Line Items]
Total	622
2-3 Years [Member]
Statement [Line Items]
Total	716
4-5 Years [Member]
Statement [Line Items]
Total	317
Over 5 Years [Member]
Statement [Line Items]
Total	0
Other Long Term Liabilities [Member] | Less than 1 year [Member]
Statement [Line Items]
Pre-payment facility	2,000
Credit facility	2,400
Interest on credit facility	980
Convertible debenture	11,676
Interest on convertible debenture	415
Royalty payable	3,026
Metals contract liability	13,707
Silver contract liability	0
Projected pension contributions	1,693
Decommissioning provision	0
Other long-term liabilities	0
Total	73,230
Trade and other payables	37,333
Other Long Term Liabilities [Member] | 2-3 Years [Member]
Statement [Line Items]
Pre-payment facility	0
Credit facility	7,600
Interest on credit facility	379
Convertible debenture	0
Interest on convertible debenture	0
Royalty payable	0
Metals contract liability	27,161
Silver contract liability	11,691
Projected pension contributions	2,564
Decommissioning provision	0
Other long-term liabilities	716
Total	50,111
Trade and other payables	0
Other Long Term Liabilities [Member] | 4-5 Years [Member]
Statement [Line Items]
Pre-payment facility	0
Credit facility	0
Interest on credit facility	0
Convertible debenture	0
Interest on convertible debenture	0
Royalty payable	0
Metals contract liability	0
Silver contract liability	6,502
Projected pension contributions	2,803
Decommissioning provision	0
Other long-term liabilities	317
Total	9,622
Trade and other payables	0
Other Long Term Liabilities [Member] | Over 5 Years [Member]
Statement [Line Items]
Pre-payment facility	0
Credit facility	0
Interest on credit facility	0
Convertible debenture	0
Interest on convertible debenture	0
Royalty payable	0
Metals contract liability	0
Silver contract liability	0
Projected pension contributions	1,503
Decommissioning provision	19,762
Other long-term liabilities	625
Total	21,890
Trade and other payables	$ 0